SIGNIFICANT ACCOUNTING POLICIES - Weighted average assumptions of options granted (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.61%	25.16%	25.71%
Risk-free interest rate	3.74%	4.13%	4.24%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 5 months 1 day	4 years 8 months 4 days	5 years 5 months 12 days
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.06%	19.90%	19.66%
Risk-free interest rate	3.87%	5.09%	5.35%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	15 days	15 days	15 days